Investment Strategy - Hypatia Women CEO ETF	Nov. 26, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in exchange-traded equity securities of U.S. companies that are led by a female Chief Executive Officer. The Fund expects to be primarily invested in components of the Hypatia Women CEO Index (the “Index”). The Index tracks the performance of exchange-traded equity securities of U.S. companies that have market capitalizations of at least $500 million and are led by a female Chief Executive Officer. The Fund may also invest in exchange-traded equity securities of other U.S. companies of any market capitalization that are led by a female Chief Executive Officer. In addition, the Fund may invest up to 20% of its total assets in exchange-traded equity securities of U.S. companies with an Executive Chairperson or a Chairperson who is female.

The Adviser’s investment philosophy is that excess returns can be generated by investing in companies led by women because, given the documented structural barriers women face in advancement in corporate America, a woman that reaches the Chief Executive Officer (or equivalent) position must possess extraordinary leadership characteristics to compensate for those additional barriers to entry. The Adviser determines the particular securities in which the Fund invests, as well as the weightings of such investments within the Fund’s portfolio, using its proprietary methodology. As a result, the Fund may not always hold the same securities in the same proportions or weightings as the Index. Although the Fund will seek to maintain risk characteristics that the Adviser believes are generally similar to those of the Index, the Fund’s performance may not correlate with the performance of the Index.

The Fund’s investments in equity securities may include growth securities (shares in companies whose earnings are expected to grow more rapidly than the market), value securities (shares that the Adviser believes are trading at a lower price than their company’s intrinsic value) and companies of any size, including small-, medium-, large- and mega- capitalization companies.

The Sub-Adviser will purchase or sell securities to implement the Adviser’s investment selections at a time determined appropriate by the Sub-Adviser and in accordance with, but not necessarily in the identical amounts as provided with the Adviser’s investment selections.

The Fund may also engage in securities lending to generate income.

Hypatia Women CEO Index (the “Index”)

The Index was created and is sponsored by Hypatia Capital Group LLC (“HCG”), the parent company of the Adviser. The Index is the property of HCG, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC), an organization that is independent of the Fund, the Adviser and the Sub-Adviser, to calculate and maintain the Index. The Index is not sponsored by S&P Dow Jones Indices or its affiliates or its third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by HCG. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). HCG determines the composition of the Index and relative weightings of the securities in the Index. The universe of eligible securities for inclusion in the Index consists of exchange-traded equity securities (common stock and REITs) of U.S. companies with market capitalizations of at least $500 million and a female Chief Executive Officer. Index components can be small-, mid-, large-, and mega-capitalization companies. HCG utilizes its own proprietary research and the research of third-party data firms to identify additional issuers for inclusion in the Index. The Index is industry weighted. Industry weights match the S&P Small Cap 600 Index industry weights. The components of the Index are equally weighted within the industries. Industry rebalancing is performed monthly. As of November 1, 2025, the Index included 155 securities with market capitalizations between approximately $468 million and $410 billion. The Adviser has adopted policies and procedures designed to address conflicts of interest between HCG’s role in the creation and maintenance of the Index and the Adviser’s role in managing the Fund.